OTHER REAL ESTATE OWNED	12 Months Ended
Jun. 30, 2015
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Other Real Estate Owned Disclosure [Text Block]
NOTE 4 – OTHER REAL ESTATE OWNED
Other real estate owned consists of the following at:

	June 30,
	2015	2014
	(In thousands)
One- to four-family residential	$147	$47
Multi-family	-	400
Land	139	151
	$286	$598